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jcummins@sidley.com (212) 839-5374	FOUNDED 1866

May 24, 2013

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attn:	Jay Ingram
Alfred Pavot
Tracey Smith
Asia Timmons-Pierce

Re:	The New Home Company LLC
Draft Registration Statement on Form S-1
Submitted April 30, 2013
CIK No. 0001574596

Ladies and Gentlemen:

The New Home Company LLC (to be converted into a Delaware corporation prior to the completion of the offering to which the Registration Statement referred to below relates) (the “Company”) has today electronically transmitted, pursuant to Regulation S-T Amendment No. 1 (“Amendment No. 1”) to the Registration Statement on Form S-1 (including exhibits thereto) of the Company (the “Registration Statement”) for filing under the Securities Act of 1933, as amended (the “Securities Act”). On behalf of the Company, we hereby respond to the comments raised by the staff (the “Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) in a letter dated May 15, 2013 from Mr. Jay Ingram, Legal Branch Chief. For your convenience, the Staff’s comments are included in this letter and are followed by the applicable responses. We will also provide courtesy copies of the Amendment No. 1, as filed and marked with the changes made from the submission of the Draft Registration Statement, as submitted to the Commission on April 30, 2013.

General

1.	If you intend to respond to these comments with an amended draft registration statement, please submit it and any associated correspondence in accordance with the guidance we provide in the Division’s October 11, 2012 announcement on the SEC website at http://www.sec.gov/divisions/corpfin/cfannouncements/drsfilingprocedures101512.htm.

Response: The Staff’s comment is duly noted.

Securities and Exchange Commission

Division of Corporation Finance

2.	Please keep in mind that we may publicly post filing review correspondence in accordance with our December 1, 2011 policy (http://www.sec.gov/divisions/corpfin/cfannouncements/edgarcorrespondence.htm). If you intend to use Rule 83 (17 CFR 200.83) to request confidential treatment of information in the correspondence you submit on EDGAR, please properly mark that information in each of your confidential submissions to us so we do not repeat or refer to that information in our comment letters to you.

Response: The Staff’s comment is duly noted.

3.	We will process this submission and any amendments without price ranges. Since the price range triggers a number of disclosure matters, we will need sufficient time to process the amendment when it is included. Please understand that its effect on disclosure throughout the document may cause us to raise issues on areas not previously commented upon. Please note that when you file a pre-effective amendment that includes your price range, it must be bona fide.

Response: The Staff’s comment is duly noted.

4.	We note that you intend to provide several of your exhibits to your registration statement in your next amendment. Similar to our preceding comment, we will need a reasonable period of time to review these exhibits as well as all disclosure in the registration statement that you modify or add as a result of this new information.

Response: The Staff’s comment is duly noted.

5.	Prior to the effectiveness of your registration statement, please arrange to have FINRA call us or provide us with a letter indicating that FINRA has cleared the underwriting arrangements for the offering.

Response: The Staff’s comment is duly noted.

6.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Securities and Exchange Commission

Division of Corporation Finance

Response: The Company has advised us that it has not presented any such written communications to potential investors and has not authorized anyone to do so on its behalf. Similarly, it is not aware of any such research reports.

7.	Please supplementally provide supporting documentation for all of the statistical and similar disclosure you make in your prospectus. Please mark the supporting documents to show precisely the location of each piece of information on which you are relying for the statements you make in your prospectus.

Response: The requested information will be provided supplementally under separate cover to the Staff.

8.	Please disclose the material tax consequences as a result of you converting from a Delaware limited liability company to a Delaware corporation. Please consider adding a risk factor that describes the effect that your conversion to a Delaware corporation will have on your effective corporate tax rate after the offering and how this will be reflected in your future financial results.

Response: The Registration Statement has been revised in several places in accordance with the Staff’s comment (e.g., pages 15, 23, 61 and 156), including the addition of a risk factor on page 43.

9.	We note your statements on page ii indicate that you have not independently verified the market and industry data from third-party sources. Please note that you are responsible for the entire content of the registration statement. Accordingly, please remove this disclaimer from your disclosure.

Response: Page (ii) has been revised to delete the disclaimer in accordance with the Staff’s comment.

10.	We note throughout your filing that you present combined information related to home sales for your homebuilding operations and your joint ventures’ homebuilding operations. It is unclear why the combined disclosures are deemed useful to investors in light of the joint ventures’ operating results are not consolidated. Please include disclosure for each combined presentation that explains the benefits and limitations of the disclosures. The disclosure in question includes your statement that sales from joint ventures represented 57% of your total sales. As the sales recognized by your joint ventures are not included in your total sales, it is unclear why this statement is appropriate. Please note that we may have further comment.

Securities and Exchange Commission

Division of Corporation Finance

Response: The Company acknowledges the Staff’s comment and has revised extensively the disclosure here and throughout the Registration Statement accordingly.

11.	We note that you intend to convert from a limited liability company into a corporation, grant restricted stock units to employees and director nominees, grant stock options to management team only, and a one-time cash bonus to your CEO, CFO, CIO, and COO. Please provide pro forma financial information pursuant to Article 11 of Regulation S-X. Your pro forma financial information shall include a pro forma balance sheet, pro forma statements of operations, and accompanying explanatory notes. Please clearly show how you arrive at each pro forma adjustment, including pro forma earnings per share amounts, with a discussion of any significant assumptions and estimates used to arrive at the adjustment amounts.

Response: The Company has reviewed the requirements of Article 11 of Regulation S-X and respectfully submits that for the reasons stated below pro forma financial statements are not required. Specifically, Rule 11-01(a)(8) of Regulation S-X requires the presentation of pro forma financial information where the consummation of events or transactions has occurred or is probable for which the inclusion of pro forma financial information would be material to investors. The staff’s comment references three specific events or transactions: (i) conversion from limited liability company to corporation, (ii) the grants to directors, management and other employees and (iii) the one-time bonuses.

•

Although the Company is converting from a limited liability company into a corporation, the change in form of organization does not result in any material change in financial information from the historical information presented in the Registration Statement. The Company has presented pro forma net income (loss) per share on the face of the consolidated statement of operations in the Summary Selected Financial Data, Selected Financial Data and in the financial statements for 2011, 2012 and for the three months ended March 31, 2013. In addition, note 15 to the financial statements illustrates that no tax would have been payable for any of the relevant periods. As noted in the response to Comment 8 above, the filing has been revised in several places (e.g., pages 15, 23, 61 and 156), including the addition of a risk factor on page 43, concerning the fact that the Company will be subject to taxation as a corporation upon its conversion from a limited liability company to a corporation.

•	The Company believes that the form and magnitude of grants to be made in connection with the offering will be typical of grants made in many initial public

Securities and Exchange Commission

Division of Corporation Finance

offerings where no such pro forma financial statements are provided. Further, the grants are disclosed throughout the prospectus (e.g., pages 16, 46, 158 and 169) and are detailed in the Section captioned “Executive and Director Compensation.”

•	The Company has determined that it will not pay one-time cash bonuses to the CEO, CFO, CIO and COO and has removed the disclosure concerning such bonuses.

The Company respectfully submits that the foregoing transactions do not necessitate the inclusion of pro forma financial statements as such financials would not provide prospective investors with financial information that would be material to investors, particularly in light of information currently included in the prospectus.

Outside Front Cover Page

12.	If there is a secondary offering relating to the fulfillment of the over-allotment, please provide appropriate disclosure on the cover page.

Response: The Registration Statement has been revised on the outside front cover page in accordance with the Staff’s comment.

Summary, page 1

Our Company, page 1

13.	Please ensure that the information you include in your summary is balanced. To the extent that you continue to cite competitive strengths in your summary, please review each one and revise as necessary to provide balancing information rather than simply a generalized listing of risk factors at the end of this section. Please consider including a brief discussion of your weaknesses that is equally prominent as this section. We note your disclosure on page 3 of your revenues for 2011 and 2012. Please revise your registration statement to include disclosure of your losses during that same period.

Response: The summary has been revised on pages 2, 5, 6 and 7 in accordance with the Staff’s comment. Specifically, in addition to disclosures added in the “Our Company” section, each of the competitive strengths now contains balancing information (taking into account the “no assurances” language that was already included in one of the competitive strengths). Conforming changes have been made in the section captioned “Our Business.”

Securities and Exchange Commission

Division of Corporation Finance

14.	We note your disclosure on pages two and eight that your cancellation rate was 10%, which was below the average for public home builders. Please disclose the average cancellation rate for public homebuilders.

Response: The requested disclosure has been provided and the supporting material has been submitted pursuant to Comment 7 above.

Description of Completed Projects and Communities Under Development, page 11

15.	Please revise your disclosures here and throughout your filing to disclose if you have reduced backlog to reflect your cancellation rate.

Response: The requested disclosure has been included throughout the Registration Statement (e.g., pages 12, 62, 68, 74, 79, 146 and 152.).

16.	Please expand your disclosure to state the percentage of your economic interests in each of your joint ventures.

Response: The disclosure throughout the registration statement has been expanded to indicate that each joint venture provides for the payment of a share of the distributions of the joint ventures in excess of the Company’s percentage capital interest therein, and that the amount of such share varies among the joint ventures. Reference is made to the response to comment 37 for the Company’s rationale in providing detailed disclosure regarding the economic interest in its material joint ventures in the section in the registration statement that provides a description of the terms of the joint ventures captioned “Our Business—Joint Ventures.”

Recent Developments, page 14

17.	We note your disclosure that in April 2013 you made an additional capital investment of approximately $7.2 million in the joint venture acquiring land in Newport Beach, California. Please disclose the initial capital investment made in connection with this joint venture.

Response: The disclosure has been updated and included on page 14 of the Registration Statement in accordance with the Staff’s comments.

Securities and Exchange Commission

Division of Corporation Finance

The Offering, page 17

18.	We note that you intend to pay your CEO, CFO, CIO, and COO a one-time cash bonus in connection with this transaction. Please disclose the amount of this one-time cash bonus as part of your use of proceeds disclosure here and on page 47.

Response: As noted in the response to Comment 11, the Company has determined that it will not pay the one-time cash bonuses and those references have been deleted from the Registration Statement.

Summary of Selected Financial Data, page 19

19.	Please relocate the presentation of operating and financial data and balance sheet data for your unconsolidated joint ventures to present the information after your consolidated financial information (i.e., subsequent to your balance sheet data). Please include a footnote to explain why you are presenting operating and financial data for your unconsolidated joint ventures. Please also address this comment for the Selected Financial Data section beginning on page 53.

Response: The requested changes have been made.

Management’s Discussion and Analysis of Financial Conditions and Results…, page 55

Results of Operations, page 56

20.	Please remove the discussion and analysis of your joint ventures’ homebuilding projections from the discussion and analysis of your results of operations, as the joint ventures’ operating results have not been consolidated with your operating results. The discussion and analysis of your joint ventures’ homebuilding projects should only be presented in the context of the equity in net income (loss) of unconsolidated joint ventures portion of your results of operations. Please address this comment throughout your filing.

Response: The Company acknowledges the comments of the Staff and has revised extensively the disclosure as requested here and throughout the Registration Statement.

Revenues, page 56

21.	Your disclosure for fee building services revenues is inconsistent with your footnote disclosures. Please revise your disclosures accordingly.

Securities and Exchange Commission

Division of Corporation Finance

Response: The Registration Statement has been revised to include the requested disclosure. Please see page 58 of the Registration Statement.

Expenses, page 56

22.	Please expand your disclosures for fee building expenses to include the types of costs similar to the disclosures for home sales.

Response: The Registration Statement has been revised to include the requested disclosure. Please see pages 59, 60 and 61 of the Registration Statement.

Matters Affecting the Comparability of Our Financial results, page 57

23.	The consolidated period notes August 18, 2010 as your inception date while on other pages throughout your prospectus you disclosed that you were formed in August 2009. Please reconcile the inconsistencies. Please consider including a footnote to clarify that your inception date was actually in August 2009 and that August 18, 2010 was date in which you ceased running your business through your Predecessor.

Response: The disclosure regarding the Company’s inception has been revised to clarify this point.

24.	We note that on page 57 you state that Watt and IHP were admitted as members of the Company, increasing your total capital contributions to $30 million. You further state that prior to the admission of Watt and IHP you conducted your business through an entity owned you your founders, which you refer to as Predecessor. Note 1 on page F-7 seems to suggest that Watt and IHP made capital contributions to the Predecessor. Please clarify and revise your disclosure as appropriate.

Response: The requested revisions have been made.

25.	We note your use of certain non-GAAP financial measures, such as adjusted homebuilding gross margin and the ratio of net debt-to-capital. Please enhance your discussion surrounding your use of these measures to include a more comprehensive discussion of the usefulness of this information to investors and why these measures provide a meaningful assessment of your financial performance, financial position or cash flows. See Item 10(e)(1)(i)(C) of Regulation S-K.

Response: The disclosure has been enhanced in accordance with the Staff’s comment on pages 63, 69 and 83.

Securities and Exchange Commission

Division of Corporation Finance

Year Ended December 31, 2012 Compared to Year Ended December 31, 2011, page 58

26.	Please expand your discussion and analysis to include the material factors impacting the cost of sales for home sales, fee building and land sales. Please refer to Item 303(a)(3) of Regulation S-K and Section 501.12 of the Financial Reporting Codification for guidance.

Response: The Registration Statement has been revised to include the requested disclosure. Please see pages 69, 70 and 89 of the Registration Statement.

27.	We note that the warranty reserve expense recognized for the homes sold during fiscal year 2012 is materially less than the warranty reserve expense recognized for the homes sold during fiscal year 2011 as compared to home cost of sales. Please provide an explanation for the material decrease in your warranty reserve for new homes sold for fiscal year 2012.

Response: We respectfully submit that the trend noted by the Staff relates to the warranty accrual recorded by the Company in fiscal year 2012. As noted in our response to Comment 61, we have expanded our disclosure to reflect the fact that warranty accrual related to home building projects did not materially decrease for the year ended December 31, 2012 when compared to December 31, 2011. Please see page F-19 of the Registration Statement. The decrease was related to the warranty provision for fee building projects, which is further explained in response to Comment 60 below.

28.	Please provide a discussion and analysis of the factors contributing to the material change in the fee building gross margin for fiscal year 2012 as compared to fiscal year 2011.

Response: The Registration Statement has been revised to include the requested disclosure. Please see pages 69 and 70 of the Registration Statement.

29.	Please revise your discussion and analysis of provisions for taxes to provide investors with a comprehensive understanding of the material factors impacting the material change in your effective tax rate, including providing investors with an understanding of the materiality of the subsidiary that is required to pay federal taxes to your consolidated financial statements.

Response: The Registration Statement has been revised to include the requested disclosure. Please see page 72 and 73 of the Registration Statement.

Securities and Exchange Commission

Division of Corporation Finance

Lots Owned and Controlled, page 63

30.	Please disclose the number of lots for which you do not have sales and purchase agreements or non-binding letters of intent.

Response: The Company advises the Staff that it has options or purchase agreements for all of referenced lots. Those under purchase agreements are noted in the footnote on p. 67.

Liquidity and Capital Resources, page 71

31.	Please revise your disclosures for the changes in net cash provided by (used in) operating activities to provide investors with a discussion and analysis of the material components impact operating cash flows, both positively and negatively, for each period presented. Your discussion and analysis should not repeat the information that is easily obtainable from your consolidated statements of cash flows. For example, please provide a comprehensive discussion and analysis for the significant increase in contracts receivable as of December 31, 2012, as compared to December 31, 2011. Further, please provide a discussion of your cash management strategy, as we also note accounts payable has significantly increased as of December 31, 2012, as compared to December 31, 2011. Please refer to Item 303(a)(1) of Regulation S-K and Section 501.13.b.1 of the Financial Reporting Codification for guidance.

Response: The Registration Statement has been revised to include the requested disclosure. Please see pages 81, 82, 84 and 85 of the Registration Statement.

Critical Accounting Policies, page 77

32.	The disclosures you have provided for each of your identified critical estimates appear to provide investors with a discussion as to how you are accounting for these items in accordance with US GAAP (i.e., identical to your significant accounting policies footnote disclosures) rather than providing investors with an understanding as to what the critical estimates being made are and how the uncertainty associated with those estimates may impact your consolidated financial statements. Please revise the disclosures for each of your critical estimates made in preparing your consolidated financial statements to comply with the guidance in Section 501.14 of the Financial Reporting Codification. Please ensure your disclosures sufficiently explain to investors what the critical estimate is; the uncertainties associated with the critical estimates; the methods and assumptions used the make the critical estimates, including an explanation as to how you arrived at the assumptions used; the events or transactions that could materially impact the assumptions made; and how reasonably likely changes to those assumptions could impact your consolidated financial statements. Please provide investors with quantified information to the extent meaningful and available.

Securities and Exchange Commission

Division of Corporation Finance

Response: The Registration Statement has been revised to include the requested disclosure. Please see pages 89 and 90 of the Registration Statement.

Real Estate Inventories and Cost of Sales, page 78

33.	Please expand your critical accounting policy to provide additional insight regarding your inventory impairment analysis by addressing the following:

•	Please disclose the value of completed lots without a sales contract as of your latest balance sheet date;

•

We note that you test your homebuilding inventories for impairment at the community level. Please disclose the number of communities tested for impairment during each period presented compared to the total number of communities which existed at the end of each period presented;

•

Depending on the underlying objective of the real estate, assumptions could have a significant impact on the projected cash flow analysis. For example, if your objective is to preserve operating margins your cash flow analysis would be different than if the objective is to increase sales. Please expand your disclosures to explain why these differences in objectives that you disclose would impact undiscounted cash flows; and

•

For any inventory amounts for which you have determined that undiscounted cash flows are not substantially in excess of the carrying value and to the extent that a potential future impairment of these assets, individually or in the aggregate, could materially impact your operating results and/or total equity, please disclose the following in your critical accounting policies and/or in the notes to your financial statements:

1.	The carrying values of the assets;

2.	The percentage by which the estimated fair value exceeds the carrying value or a statement that it substantially exceeds the carrying value, if true;

3.	A description of the key assumptions that drive the estimated fair value;

4.	A discussion of the uncertainty associated with the key assumptions. For example, to the extent that you have included assumptions in your discounted cash flow model that materially deviate from your historical results, please include a discussion of these assumptions; and

Securities and Exchange Commission

Division of Corporation Finance

5.	A discussion of any potential events and/or circumstances that could have a negative effect to the estimated fair value.

Please refer to Item 303 of Regulation S-K and Sections 216 and 501.14 of the SEC’s Codification of Financial Reporting Policies for guidance.

Response: The Registration Statement has been revised to include the requested disclosure. Please see pages 89 and 90 of the Registration Statement.

Our Business, page 123

34.	Please include disclosure required by Item 101(a) of Regulation S-K regarding all predecessors.

Response: The Registration Statement has been revised to include the requested disclosure. Please see page 134 of the Registration Statement.

35.	Please consider including a column or a footnote detailing the number of lots for which you have not entered into a sales contract with a buyer and whether such lots are vacant or include built homes so that investors might have a better understanding of your completed projects. For example, we note that it appears there are 5 units in Lincoln Crossing Project that you have not entered into a sales contract.

Response: Disclosure has been added to Footnote 4 to the Completed Projects and Communities under Development indicating that of the lots referenced there were no completed and unsold homes other than those being used as model homes.

36.	Please disclose the price range for homes required to be sold pursuant to affordable housing requirements in footnotes 5 on pages 12 and 133.

Response: The requested disclosure has been added in Footnote 8.

Joint Ventures, page 140

37.	We note your disclosures with respect to the joint ventures that you are entitled to receive a percentage of distributions from each such joint venture that exceeds your percentage capital interest. Please disclose the percentage of the distributions that you are entitled to receive in connection with each joint venture.

Securities and Exchange Commission

Division of Corporation Finance

Response: In light of the Staff’s comment, the Company has assessed the materiality of the several joint ventures in which it holds investments. The Company has provided the percentage of distributions for three of its joint ventures (TNHC Newport, LR8 Investors and TNHC-HW San Jose), which it has advised includes all of the joint ventures that represent 10% of more of the Company’s assets, income or equity, as of March 31, 2013. The Company has invested approximately $17.7 million in these three joint ventures, representing in excess of 75% of the Company’s total investments in joint ventures as of March 31, 2013. Disclosure has been added to each of the descriptions of joint ventures regarding the Company’s economic interest, indicating that the Company is entitled to a share of the distributions of the joint ventures in excess of the Company’s percentage capital interest therein. Other than TNHC Newport, LR8 Investors and TNHC-HW San Jose joint ventures, the Company believes that the precise percentage of distributions that the Company is entitled to from any of the other joint ventures is not material information. Since the Company views such information as not material, in light of the competitive nature of such information, the Company respectfully submits that limiting disclosure of the precise percentages of the joint ventures that are material to the Company as a whole is appropriate. As noted in the response to comment 43 below, the joint venture agreements for TNHC Newport, LR8 Investors and TNHC-HW San Jose are being filed as exhibits to the registration statement.

Our Formation Transactions and Structure, page 143

38.	Because certain entities that will receive common shares upon the reformation to corporate form will potentially be providing those shares to satisfy the over-allotment, we would like to evaluate whether the terms on which the LLC interests will be converted into common shares were fixed and established at the time of the submission of your draft registration statement. Please provide us with a copy of The New Home Company LLC Operating Agreement or other organizational document that established the terms of that transaction, which we presume will be conducted in reliance upon an exemption from registration.

Response: The Company will supplementally provide a copy of The New Home Company LLC operating agreement and amendments thereto to the Staff. The conversion transaction will be conducted in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act. In its policy position set forth in Release No. 33-8828, the Commission noted that “…if the prospective private placement investor became interested in the concurrent private placement through some means other than the registration statement that did not involve a general solicitation and otherwise was consistent with Section 4(2), such as through a substantive, pre-existing

Securities and Exchange Commission

Division of Corporation Finance

relationship with the company… then the prior filing of the registration statement generally would not impact the potential availability of the Section 4(2) exemption for that private placement and the private placement could be conducted while the registration statement for the public offering was on file with the Commission.” Each of the three non-management institutional investors receiving common shares in the proposed conversion has substantive, preexisting relationships with the Company and has been aware of the proposed offering since well before the Registration Statement was confidentially submitted. Each of the three non-management institutional investors has a representative on the Company’s board of managers, which has quarterly board meetings as well as special meetings when circumstances warrant. None of the recipients were or will be solicited through general solicitation or general advertising, whether in the form of the Registration Statement or otherwise, rather they became aware of, and consented to, the proposed conversion through their respective representatives on the board of managers of the Company and their direct contact with the Company. Additionally, the conversion is a reorganization, not a sale of securities for cash. The Company will not receive any capital as a result of the conversion; it merely shifts its structure from that of a limited liability company to a corporation. We also note that the Company has confidentially submitted a draft registration statement in accordance with Section 6(e) of the Securities Act of 1933, as amended, and has not filed the Registration Statement. We respectfully submit that the relevant point in time for the Staff’s consideration of whether terms were fixed is upon the filing of the Registration Statement and that the timing of a submission of a draft registration statement under Section 6(e) is not relevant.

39.	Please include a structure chart showing the current ownership of TNHC LLC and any significant subsidiary in this section and in your summary.

Response: This section has been revised to include a structure chart showing the current ownership of The New Home Company LLC and its four main operating subsidiaries (subsidiaries of such subsidiaries have not been included). The structure chart showing the ownership of the Company after giving effect to the offering has been included in the summary. The Company respectfully requests that the structure chart indicating the ownership prior to the offering be included in this section but not in the summary, as the Company respectfully submits that its inclusion in the summary would be unusual. Please see pages 16 and 158, respectively.

Employment Agreements, page 153

40.	We note that upon completion of this offering Messrs. Webb, Stelmar, Davis and Redwitz will each receive a one-time bonus. Please tell us the basis for issuing these bonuses.

Securities and Exchange Commission

Division of Corporation Finance

Response: As noted above, the Company has determined that it will not pay such one-time bonuses.

Initial Awards, page 157

41.	Please provide the basis for which the initial awards will be granted to your named executive officers.

Response: The disclosure has been revised to describe the basis upon which the initial awards will be granted.

Lock-Up Agreements, page 170

42.	Please describe briefly the factors that the underwriters would consider in determining whether to consent to the sale of shares by any of your executive officers, directors and certain of your stockholders before the lock-up period’s expiration.

Response: The Company respectfully advises the Staff that Citigroup Global Markets Inc. (“Citigroup”) has advised the Company that Citigroup has no current intent or arrangement to release any of the shares subject to the lock-up agreements prior to the expiration of the lock-up period. There are no contractually specified conditions for the waiver of lock-up restrictions and any waiver is at the discretion of Citigroup. Citigroup has advised the Company that when determining whether or not to release shares from lock-up agreements, Citigroup will consider, among other factors, the shareholder’s reasons for requesting the release, the number of shares for which the release is being requested and market conditions at such time.

Exhibits

43.	Please file or tell us why you are not required to file the Indemnity Agreement and Management Agreements referenced on page F-23 and the joint venture agreements referenced on page 138. Please refer to Item 601(b)(10) of Regulation S-K.

Response: Reference is made to the response to comment 37. Submitted as exhibits to the Registration Statement are the Indemnity and Management Agreements referenced on page F-25 and the joint venture agreements for the material joint ventures (TNHC Newport, LR8 Investors and TNHC-HW San Jose) as described in the response to Comment 37 above.

Securities and Exchange Commission

Division of Corporation Finance

The New Home Company LLC and The New Home Company Predecessor Financial Statements

44.	Please include updated financial statements and corresponding financial information included in the Form S-1. Refer to Item 11(e) of Form S-1 and Rule 3-12(b) of Regulation S-X for guidance.

Response: The Company has updated the Registration Statement for the three months ended March 31, 2013 and 2012.

45.	Please separately present the amount of related party transactions on the face of your consolidated financial statements. Please refer to Article 4-08(k)(1) of Regulation S-X for guidance.

Response: The Company has updated the face of the statements of operations to present the amount of related party transactions. The face of the balance sheet and cash flows as originally filed present all material related party transactions on the face of the statement.

Consolidated Balance Sheets, page F-3

46.	We note your disclosure in Note 15 regarding common units subject to redemption. Please confirm that that the referenced common units relate to equity that will be issued in connection with this offering and that none of the members’ equity is subject to redemption. Otherwise, please tell us how you determined that your current presentation of equity is appropriate, including the specific reference to the authoritative literature that supports your accounting. To the extent that you are issuing equity in connection with this offering that is redeemable, clear disclosure should be provided in the prospectus and throughout your filing disclosing the equity instruments to be issued and the redemption terms.

Response: The Company confirms that it does not have any equity outstanding subject to redemption. Further, the Company will not issue any equity in the initial public offering that will be subject to redemption. Accordingly, we have revised the Footnote 15 in response to the Staff’s Comments 46 and 66. Please see page F-27 of the Registration Statement.

Consolidated Statements of Operations, page F-4

47.	Please provide historical earnings per share information in the financial statements and elsewhere throughout the filing or expand your disclosures to explain why no historical

Securities and Exchange Commission

Division of Corporation Finance

earnings per share information has been provided. Please also expand your disclosures to describe the current capital structure, including the number of shares outstanding. Please refer to ASC 260-10-15-2 for guidance.

Response: The Company acknowledges that the Staff’s comment that ASU 260-10-15-2 requires presentation of earnings per share (EPS) by all entities that have issued common stock or potential common stock (that is, securities such as options, warrants, convertible securities, or contingent stock agreements) if those securities trade in a public market either on a stock exchange (domestic or foreign) or in the over-the-counter market, including securities quoted only locally or regionally. This Topic also requires presentation of EPS by an entity that has made a filing or is in the process of filing with a regulatory agency in preparation for the sale of those securities in a public market. The Company has no common stock or potential common stock as of the time of this filing. However, the Company has advised us that it will disclose unaudited pro forma earnings per share on the face of financial statements and throughout the document, as necessary, once a price range has been established. The Company will use the mid-point of the price range to disclose the earning per share and will continue to update the document until final pricing has been realized. The Company will update its consolidated statement of operations to include pro-forma weighted average shares outstanding.

Consolidated Statements of Cash Flows, page F-6

48.	We note that you acquired $9.5 million of land with a note payable to the land seller, which you have noted as a non-cash transaction. Please tell us how you intend to reflect the repayment of this note payable in your consolidated statements of cash flows. Please refer to ASC 230-10-45-17 for guidance.

Response: The Company confirms that upon repayment of this note, it will be disclosed as a cash outflow for real estate inventories in the operating section of the consolidated statement of cash flows.

1. Organization and Summary of Significant Accounting Policies, page F-7 Organization, page F-7

49.	We note that with the admittance of Watt/TNHC LLC and IHP Capital Partners VI, LLC as members you applied push-down accounting to the Company’s historical financial statement, resulting in a change in basis. Please provide us with your analysis of the guidance in ASC 805-50-S99-2 that supports your accounting. In this regard, we note that each of the three members held 33.33% capital interest in the Company as of August 18, 2010, and the two new members each held a 25% economic interest in the Company with the original member holding 50% economic interest as of August 18, 2010.

Securities and Exchange Commission

Division of Corporation Finance

Response: The Company evaluated admission of IHP Capital Partners VI, LLC (“IHP”) and Watt/TNHC LLC (“Watt”) in accordance with Staff Accounting Bulletin (“SAB”) 5J—Miscellaneous Accounting: New Basis of Accounting Required in Certain Circumstances (“SAB 5J”), Accounting Standards Codification (“ASC”) 805-50-S99 – Business Combinations – Related Issues – SEC Materials (“ASC 805”) and ASC 810, Variable Interest Entities, (“ASC 810”). Based on this analysis the Company concluded that the admission of IHP and Watt did not create a variable interest entity. Therefore, the Company was deemed to be a voting interest entity which resulted in a change in control as the TNHC Partners LLC (“TNHCP”) lost control to a collaborative group consisting of IHP, Watt, and TNHCP who collectively controlled 100% of the Company. Accordingly, push-down accounting was applied as of the date of change in control. The Company is supplementally providing the Staff detailed analysis performed by the Company to reach its conclusion.

Real Estate Inventories and Cost of Sales, page F-9

50.	We note your disclosure that no impairment adjustments were recognized for your homebuilding real estate inventories for fiscal years 2012 and 2011. Please disclose if any impairment adjustments were recognized for the periods January 1, 2010 through August 17, 2010 and August 18, 2010 through December 31, 2010. Also, please revise your disclosures to reconcile this statement with the subsequent disclosure that you recognized a $350,000 impairment charge for certain finished lots not under construction for one of your communities in Northern California. Please also revise your disclosure to clarify whether you sold these lots during fiscal year 2012 to a third-party and whether any further adjustment was recognized upon sale of the lots. Finally, please disclose where you recognized the $350,000 impairment charge on your consolidated statement of operations.

Response: The Registration Statement has been revised to include the requested disclosure. Please see page F-10 of the Registration Statement.

Revenue Recognition, page F-10 Fee Building, page F-10

51.	We note that you enter into agreements to provide services whereby you will build and market and sell homes on behalf of third-party property owners. Please tell us more

Securities and Exchange Commission

Division of Corporation Finance

about these agreements, including the amount of revenue recognized for each period presented and any other material terms. For example, please tell us the compensation terms for building the homes and also marketing and selling the homes, including whether payment for building the homes is contingent on the sale of the homes. Please then provide us with an analysis of the material terms of these agreements regarding revenue recognition, including the specific references to the authoritative literature that supports your accounting. Finally, please tell us your consideration of the guidance in ASC 605-25 as it relates to these agreements.

Response: The Company had a contract which required it sell homes on behalf of its client. The Company was reimbursed for all direct labor, marketing, and other related costs incurred. In addition, the Company received a fee for selling homes which was 2% of adjusted home sales price. The Company recognized revenue for this contract under the completed performance method which occurred when a home had been sold and the respective escrow had been closed. The Company concluded, in accordance with ASC 605 and Staff Accounting Bulletin No. 104, Revenue Recognition, that upon a sale of a home the client had received majority of the benefit for the services provided by the Company and all obligations under the contractual terms had been completed, The Company recognized costs that were directly related to a sale of home, such as direct labor or sales commissions, concurrently with recognition of revenue. Other costs that were not incremental to the services provided were expensed as incurred.

For the years ended December 31, 2012 and 2011, period from August 18, 2010 (Inception) to December 31, 2010, and period from January 1, 2010 to August 17, 2010, we recognized revenue of $0, $178,968, $506,513 and $570,378 , respectively, or approximately 0%, 1.1%, 4.4% and 4.4% of the consolidated fee building revenue, respectively, related to this contract. Accordingly, we respectfully submit to the Staff that revenue from this contract is not material to the Company’s historical consolidated financial statements. The Company will expand its disclosure if revenue from these types of contracts do become material to the Company’s consolidated financial statements.

52.	We note that you enter into fee building and management contracts where you do not bear risks for any services outside of your own. Please revise your disclosures to provide a specific description of the services you provide, your analysis of the material contract terms for revenue recognition purposes, and the specific reference for the authoritative literature that supports your accounting. Please also tell us the amount of revenue recognized for each period presented for these contracts.

Securities and Exchange Commission

Division of Corporation Finance

Response: The Registration Statement has been revised to include the requested disclosure. Please see page F-11 of the Registration Statement.

Further, the Company respectfully submits to the Staff that revenues for these types of contracts have been disclosed in Footnote 13 under the related party disclosures.

Limited Partnerships and Limited Liability Companies, page F-12

53.	We note your disclosures regarding your consolidation policy as it relates to your homebuilding and land development joint ventures. It is unclear from these disclosures the process you undertake to assess each of the funds in which you are the general partner and/or managing member. Please revise your disclosure to clarify, if correct, that you first assessed each joint venture to determine whether the joint venture meets the definition of a variable interest entity (VIE) in accordance with ASC 810-10-15-14. To the extent that you determined any of your joint ventures meets the definition of a VIE, please disclose this fact and provide the disclosures in ASC 810-10-50, as applicable. Otherwise, please disclose the specific factors that led to the conclusion that the joint ventures are not VIEs. For those joint ventures that you determined do not meet the definition of a VIE, please clarify that these joint ventures are considered voting interest entities (VoIE). Please refer to ASC 810-20-15-1 – 15-3, 810-20-25-1 – 25-20, and 810-20-45-1, 810-20-55-1 – 55-16 for guidance.

Response: The Registration Statement has been revised to include the requested disclosure. Please see page F-12 of the Registration Statement.

54.	Please provide us with your detailed analysis for your assessment as to whether LR8 Investors, LLC meets the definition of a VIE in accordance with ASC 810-10-15-14 and 810-10-25-22 – 25-37. If you determined that LR8 Investors, LLC does meet the definition of a VIE, please provide us with your detailed analysis of the guidance in ASC 810-10-25-38 – 25-59 as to your conclusions regarding whether you are the primary beneficiary of LR8 Investors, LLC. Please ensure that you have filed the contracts related to your investment in LR8 Investors, LLC have been filed or will be filed as exhibits. To help us with our understanding of your analysis, please provide us with the relevant contracts for your investment in LR8 Investors, LLC and any contractual agreements between you and LR8 Investors, LLC. Please ensure that your analysis provided to us includes the specific references to the provided contracts. Finally, please provide us with the current ownership structure including percentages of voting interest and economic interest for each owner for you and for LR8 Investors, LLC.

Securities and Exchange Commission

Division of Corporation Finance

Response: In accordance with the Company policy, as clarified in the response to Comment 53 above, the Company first evaluated its investment in LR8 Investors LLC (“LR8”) under the provisions of ASC 810. The Company concluded that the equity investors did not have direct or indirect ability to make decisions about LR8’s activities that have a significant effect on its success. Specifically, the Company noted that the voting rights of the equity investors were not proportional to their obligations to absorb the expected losses and their rights to receive the expected residual returns in LR8. Further, the Company noted that substantially all of the LR8’s activities were to be conducted on behalf of the Company who has disproportionately few voting rights since the other equity investor is a private equity firm with no homebuilding operations. Accordingly, LR8 was deemed to be a variable interest entity. Following is the current ownership structure, voting and capital interests, of LR8:

Investor	Capital %	Voting %
TNHC	5.0%	33.33%
Other Investor	95.0%	66.67%
Total	100.0%	100.0%

The Company further evaluated the terms of the LR8 operating agreement to determine if an equity investor has the power to direct the activities of LR8 that most significantly impact its economic performance and has the obligation to absorb significant losses or the right to receive significant benefits. The Company noted, based on Article VII of the LR8 operating agreement, that an independent third party investor in LR8 has the power to direct significant activities of the joint venture including, but not limited to, the following:

•	Approval of the annual operating budget;

•	Approval of any actual variances in excess of 5% when compared to annual operating budget;

•	Approval of any equity or debt financing transactions;

•	Employment decisions related to the manager of the JV and any other key personnel;

•	Type of product to be developed;

•	Sales price of the homes;

Securities and Exchange Commission

Division of Corporation Finance

•	Commencing or settling all legal actions;

•	Capital calls and distributions;

•	Approval of any activity not consistent with LR8’s operating agreement; and

•	Selling or disposing essentially all of LR8’s assets.

Accordingly, the Company concluded that it was not the primary beneficiary of LR8 and accounted for its investment on an equity method basis.

Investments in Unconsolidated Joint Ventures, page F-12

55.	Please expand your accounting policy to address the guidance in ASC 323-10-35-7.

Response: The Registration Statement has been revised to include the requested disclosure. Please see page F-12 of the Registration Statement.

Warranty Reserves, page F-12

56.	We note your disclosure that the warranty reserve amounts are based on historical experience rates. Considering that your home sales experience did not materially impact your operating results until the period August 18, 2010 through December 31, 2010, please revise your disclosures to provide a more comprehensive explanation as to how your historical experience rates are sufficient evidence to reasonably estimate the reserve. Please refer to ASC 460-10-25-6 for guidance.

Response: In addition to the Company’s historical experience rates, the Registration Statement has been revised to include the requested disclosure. Please see page F-13 of the Registration Statement. The Company considers historical financial information specific to warranty reserves as reported by PulteGroup Inc., Tri Pointe Homes, Inc. and Taylor Morrison Home Corporation. The Company considers the warranty accrual as a percentage of revenue recorded in the period by its peers, noted above, to ensure that its limited historical experience is consistent. Based on this analysis and its limited historical experience, the Company concluded that its warranty accrual as a percentage of revenue is reasonable for the periods reported.

2. Contracts and Accounts Receivable, page F-14

57.	Please tell us why the decrease in your warranty reserve resulted in an increase in contracts receivable.

Securities and Exchange Commission

Division of Corporation Finance

Response: Please see our response to Comment 60. The Company respectfully submits to the Staff that the adjustment to warranty reserve for the fee building does not have an impact on contracts receivable since it was a non-cash transaction for the year ended December 31, 2012. The Company has revised disclosure on Page F-15 to clarify the non-cash impact of the transaction.

4. Real Estate Inventories, page F-15

58.	Please disclose the portion of deposits and pre-acquisition costs that are non-refundable.

Response: The Company acknowledges the Staff’s comments and the disclosure has been revised on page F-16 of the Registration Statement to disclose the portion of deposits and pre-acquisition costs that are non-refundable.

8. Accrued Expenses and Other Liabilities, page F-18

59.	Please provide an explanation for the completion reserve, including how you estimate the reserve.

Response: The Company has advised us that completion reserves are unrecorded liabilities for homes that have been sold, and escrow has closed, to third parties but subcontractor invoices for certain direct costs incurred have not been received as of the balance sheet date.

60.	We note that you have included the reduction to your warranty reserve within fee building revenues. Please tell us how you determined it is appropriate to reflect and change in your warranty reserve as a revenue item rather than as a decrease to expenses.

Response: As disclosed, the Company receives warranty payments from its clients for certain fee building projects. The Company recognizes revenue for these warranty payments in accordance with ASC 605-20-25, Revenue Recognition. The consideration allocated to warranty is equal to the stated contractual amount which is recognized over a method similar to proportional performance method as the cost of providing warranty services are not realized over a straight line basis. Cost related to the warranty services are recognized as incurred. During the year ended December 31, 2012, the Company revised its estimate for the total proportional performance method based on its three year history on similar fee building projects. This change in estimate was recorded as fee building revenue.

Securities and Exchange Commission

Division of Corporation Finance

As noted in our response to Comment 61 below, the Company agrees with the Staff’s comment that warranty reserves should be bifurcated between homebuilding and fee building for disclosure purposes and has expanded its disclosure accordingly. Please see page F-19 of the Registration Statement.

61.	Please revise your presentation of the changes in your warranty reserve to separately present the reserve for your home sales and the reserve for your fee building activities. In this regard, we note your disclosure on page F-12 that states you receive warranty payments from your clients for certain fee building projects. As such, there appears to be a disparity in the risks associated with warranty claims for your homebuilding activities from your fee building activities.

Response: The Registration Statement has been revised to include the requested disclosure. Please see page F-19 of the Registration Statement.

10. Income Taxes, page F-20

62.	We note that you have recognized a deferred tax asset for state tax credits. We further note that you have recognized loss before taxes for all periods presented. With reference to the guidance in ASC 740-10-30-16 – 30-25, please revise your disclosure here or within critical accounting policies section of MD&A to disclose the positive and negative evidence you considered when evaluating the realizability of this deferred tax asset, including how you determined that the positive evidence out-weighed the negative evidence.

Response: The Registration Statement has been revised to include the requested disclosure. Please see page F-21 of the Registration Statement.

63.	Please disclose why your federal statutory rate increased to 34% for fiscal year 2012 from 15% for the previous fiscal years presented.

Response: The Registration Statement has been revised to include the requested disclosure. Please see page F-22 of the Registration Statement.

11. Fair Value Disclosures, page F-21

64.	Please revise your disclosures to provide the disclosures required by ASC 820-10-50-1.a and ASC 820-10-50-2 for the lots in one of your communities in Northern California for which you recognized a $350,000 impairment charge.

Securities and Exchange Commission

Division of Corporation Finance

Response: The Company respectfully submits to the Staff that the impairment and sale of its lots occurred in the same annual reporting period that the lots were sold. Further, the impaired lots had been sold prior to December 2012. Accordingly, the Company believes that the disclosure requirements under ASC 820-10-50-1 are neither meaningful nor material to the reader’s understanding of the financial statements.

12. Commitments and Contingencies, page F-22

65.	You indicate that you cannot predict the ultimate resolution of legal claims and related contingencies, related timing or any eventual loss. We recognize that there are a number of uncertainties and potential outcomes associated with loss contingencies. Nonetheless, an effort should be made to develop estimates for purposes of disclosure, including determining which of the potential outcomes are reasonably possible and what the reasonably possible range of losses would be for those reasonably possible outcomes. Please expand your disclosures as necessary pursuant to the disclosure requirements in ASC 450-20-50.

Response: The Company respectfully submits to the Staff that it did not have any unrecognized contingencies as of December 31, 2012 where a loss was reasonably possible or an additional loss may have been incurred.

15. Unaudited Pro Forma Income (Loss) per Share, page F-26

66.	In light of your conversion from a limited liability company into a corporation, please present pro forma tax information on the face of your consolidated statements of operations. Refer to SAB Topic 4:B for guidance.

Response: The Company has included pro forma net loss on the face its consolidated financial statement of operations. Further, the Company has disclosed, as noted in response to Comment 46, a reconciliation of net loss to pro forma net loss.

LR8 Investors, LLC Financial Statements

1. Organization and Summary of Significant Accounting Policies, page F-32 Revenue Recognition, page F-33

67.	Please revise your disclosure to clarify when during the revenue recognition process the requirements to recognize revenue under the full profit method have been met.

Securities and Exchange Commission

Division of Corporation Finance

Response: The Registration Statement has been revised to include the requested disclosure. Please see page F-35 of the Registration Statement.

68.	Please revise your disclosure to clarify the instances in which revenue would be recognized under percentage of completion, deposit, installment or cost recovery methods. Please also provide a description of the requirements for recognizing revenue under each method and when during the revenue recognition process the requirements have been met.

Response: The Company has revised the disclosure as noted in our response to Comment 67 above. Further, the Company advises that the LR8 Investors LLC does not recognize revenue under the percentage of completion, deposit, installment or cost recovery methods.

4. Accrued Expenses and Other Liabilities, page F-35

69.	We note your disclosure that the warranty reserve is based on historical experience. Considering that you did not begin selling homes until fiscal year 2012, please revise your disclosures to provide a more comprehensive explanation as to how your historical experience are sufficient evidence to reasonably estimate the reserve. Please refer to ASC 460-10-25-6 for guidance.

Response: The Registration Statement has been revised to include the requested disclosure. Please see page F-37 of the Registration Statement.

7. Commitments and Contingencies, page F-36

70.	Please expand your disclosure regarding the material effect of your obligations and litigation to your cash flows. Please refer to ASC 450-20-50 for guidance.

Response: The Company respectfully submits that its does not have any material contingent liabilities in which it believes a loss is probable or reasonably possible. Accordingly, the disclosure requirements under ASC 450-20-50 would not be meaningful or material. However, the Company has revised its disclosure to clarify the level of probability of its contingent liabilities as of the end of the reporting period. Please see page F-39 of the Registration Statement.

*        *        *         *        *

Securities and Exchange Commission

Division of Corporation Finance

We believe that the proposed modifications to the Registration Statement, and the supplemental information contained herein or to be supplied under separate cover, are responsive to the Staff’s comments. Please direct any further communications relating to this filing to the undersigned at (212) 839-5374 or Istvan Hajdu at (212) 839-5651.

Very truly yours,

/s/ J. Gerard Cummins

cc:	H. Lawrence Webb

Edward F. Petrosky

Casey T. Fleck

Julian Kleindorfer